Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)1
Communication Services (6.2%)
Verizon Communications Inc.	17,684,003	1,085,798
Comcast Corp. Class A	16,982,513	763,704
AT&T Inc.	7,642,874	298,684
BCE Inc.	2,705,282	125,332
CenturyLink Inc.	4,931,573	65,146
TEGNA Inc.	2,702,597	45,106
Omnicom Group Inc.	552,289	44,746
Sinclair Broadcast Group Inc. Class A	615,927	20,535
		2,449,051
Consumer Discretionary (4.0%)
Home Depot Inc.	1,853,760	404,824
McDonald's Corp.	1,090,720	215,537
Lowe's Cos. Inc.	1,518,139	181,812
Target Corp.	1,201,921	154,098
Cie Generale des Etablissements Michelin SCA	937,856	115,412
General Motors Co.	2,762,184	101,096
Whirlpool Corp.	534,998	78,928
Carnival Corp.	1,158,578	58,891
Brinker International Inc.	1,391,280	58,434
Hanesbrands Inc.	2,598,828	38,593
Best Buy Co. Inc.	404,302	35,498
Las Vegas Sands Corp.	473,700	32,704
Darden Restaurants Inc.	273,378	29,801
Autoliv Inc.	273,093	23,052
H&R Block Inc.	670,103	15,734
Newell Brands Inc.	609,513	11,715
		1,556,129
Consumer Staples (12.3%)
Procter & Gamble Co.	5,730,524	715,742
Coca-Cola Co.	12,756,553	706,075
Philip Morris International Inc.	7,430,866	632,292
PepsiCo Inc.	3,321,741	453,982
Unilever NV	6,740,123	387,288
Walmart Inc.	2,840,694	337,588
Sysco Corp.	3,450,220	295,132
Archer-Daniels-Midland Co.	5,949,814	275,774
Mondelez International Inc. Class A	4,788,488	263,750
Nestle SA	1,923,021	208,196
Kraft Heinz Co.	2,821,772	90,664
Kimberly-Clark Corp.	599,326	82,437
Coca-Cola European Partners plc	1,539,871	78,349
Coty Inc. Class A	4,936,930	55,540
Bunge Ltd.	918,827	52,879
Molson Coors Brewing Co. Class B	926,236	49,924
Altria Group Inc.	829,026	41,377
Campbell Soup Co.	783,669	38,729
Hershey Co.	181,150	26,625
Flowers Foods Inc.	612,757	13,321

Kellogg Co.	123,318	8,529
Colgate-Palmolive Co.	95,528	6,576
JM Smucker Co.	61,515	6,406
General Mills Inc.	113,182	6,062
		4,833,237
Energy (7.9%)
Chevron Corp.	6,767,694	815,575
Exxon Mobil Corp.	10,203,997	712,035
Suncor Energy Inc.	14,488,442	475,221
^ TC Energy Corp. (XTSE)	5,910,312	314,780
Kinder Morgan Inc.	13,064,223	276,570
Phillips 66	2,067,627	230,354
ConocoPhillips	1,086,643	70,664
Murphy Oil Corp.	2,223,719	59,596
Valero Energy Corp.	576,422	53,982
Delek US Holdings Inc.	687,596	23,055
CVR Energy Inc.	411,016	16,617
Schlumberger Ltd.	241,194	9,696
ONEOK Inc.	114,249	8,645
Helmerich & Payne Inc.	167,922	7,629
Archrock Inc.	648,621	6,512
		3,080,931
Financials (18.7%)
JPMorgan Chase & Co.	11,277,350	1,572,063
Bank of America Corp.	24,585,253	865,893
MetLife Inc.	9,962,953	507,812
Progressive Corp.	5,809,762	420,569
Truist Financial Corp.	6,734,171	379,268
PNC Financial Services Group Inc.	2,374,131	378,983
Wells Fargo & Co.	5,483,021	294,987
Citigroup Inc.	3,670,859	293,265
Chubb Ltd.	1,598,958	248,894
Marsh & McLennan Cos. Inc.	2,073,537	231,013
M&T Bank Corp.	1,242,258	210,873
US Bancorp	2,979,262	176,640
American International Group Inc.	3,290,623	168,908
BlackRock Inc.	327,353	164,560
Travelers Cos. Inc.	1,165,380	159,599
Principal Financial Group Inc.	2,027,688	111,523
Fifth Third Bancorp	3,243,506	99,705
Synchrony Financial	2,713,619	97,717
Prudential Financial Inc.	1,037,403	97,246
Regions Financial Corp.	5,571,160	95,601
Ameriprise Financial Inc.	571,815	95,253
Citizens Financial Group Inc.	2,233,025	90,683
LPL Financial Holdings Inc.	857,464	79,101
AXA Equitable Holdings Inc.	3,183,146	78,878
Aflac Inc.	1,424,226	75,342
Unum Group	1,951,800	56,914
Morgan Stanley	873,899	44,674
First American Financial Corp.	743,481	43,360
Comerica Inc.	583,321	41,853
Cincinnati Financial Corp.	336,571	35,390
T. Rowe Price Group Inc.	285,756	34,816
Huntington Bancshares Inc.	1,754,900	26,464
PacWest Bancorp	631,406	24,164

CME Group Inc.	91,343	18,334
Cullen/Frost Bankers Inc.	180,728	17,672
KeyCorp	759,691	15,376
		7,353,393
Health Care (16.8%)
Johnson & Johnson	8,054,200	1,174,866
Pfizer Inc.	23,430,501	918,007
Merck & Co. Inc.	8,983,124	817,015
Eli Lilly & Co.	4,041,372	531,158
UnitedHealth Group Inc.	1,302,429	382,888
Bristol-Myers Squibb Co.	5,859,269	376,107
Medtronic plc	3,204,829	363,588
Koninklijke Philips NV	6,871,039	335,883
Roche Holding AG	979,787	318,434
CVS Health Corp.	4,186,274	310,998
Novartis AG	2,960,758	280,353
AstraZeneca plc ADR	5,206,398	259,591
AbbVie Inc.	2,715,293	240,412
Gilead Sciences Inc.	1,886,678	122,596
Amgen Inc.	402,155	96,948
Cardinal Health Inc.	1,587,771	80,309
		6,609,153
Industrials (9.8%)
Lockheed Martin Corp.	1,460,794	568,804
Deere & Co.	2,314,468	401,005
Eaton Corp. plc	3,786,139	358,623
Union Pacific Corp.	1,963,349	354,954
Caterpillar Inc.	2,373,561	350,528
Ingersoll-Rand plc	1,784,614	237,211
United Technologies Corp.	1,518,218	227,368
Honeywell International Inc.	1,283,646	227,205
Raytheon Co.	817,111	179,552
BAE Systems plc	22,309,605	167,040
3M Co.	863,042	152,258
PACCAR Inc.	1,349,200	106,722
Johnson Controls International plc	2,541,898	103,481
Cummins Inc.	501,090	89,675
CH Robinson Worldwide Inc.	1,025,121	80,165
Nielsen Holdings plc	2,790,108	56,639
General Electric Co.	4,314,703	48,152
KAR Auction Services Inc.	1,884,640	41,066
United Parcel Service Inc. Class B	258,476	30,257
GATX Corp.	314,087	26,022
Illinois Tool Works Inc.	117,682	21,139
Delta Air Lines Inc.	251,971	14,735
		3,842,601
Information Technology (10.0%)
Cisco Systems Inc.	17,972,853	861,978
Intel Corp.	14,286,428	855,043
Analog Devices Inc.	2,439,363	289,894
KLA Corp.	1,522,459	271,257
Corning Inc.	8,709,307	253,528
TE Connectivity Ltd.	2,599,379	249,124
Texas Instruments Inc.	1,706,043	218,868
International Business Machines Corp.	1,243,866	166,728
QUALCOMM Inc.	1,418,465	125,151

Maxim Integrated Products Inc.	2,013,726	123,864
HP Inc.	5,495,639	112,935
Broadcom Inc.	356,037	112,515
Western Digital Corp.	1,724,807	109,474
Western Union Co.	3,184,727	85,287
Seagate Technology plc	1,078,848	64,191
Automatic Data Processing Inc.	95,222	16,235
Xerox Holdings Corp.	175,642	6,476
		3,922,548
Materials (2.7%)
Celanese Corp. Class A	2,058,179	253,403
Dow Inc.	3,971,682	217,370
Nutrien Ltd.	1,731,468	82,955
International Paper Co.	1,772,796	81,637
CF Industries Holdings Inc.	1,474,977	70,416
Linde plc	324,727	69,134
Air Products & Chemicals Inc.	269,962	63,438
Reliance Steel & Aluminum Co.	387,557	46,414
DuPont de Nemours Inc.	540,325	34,689
Corteva Inc.	1,118,040	33,049
Huntsman Corp.	1,117,515	26,999
Domtar Corp.	676,886	25,884
Scotts Miracle-Gro Co.	194,649	20,668
Greif Inc. Class A	426,380	18,846
Packaging Corp. of America	57,058	6,390
		1,051,292
Real Estate (1.3%)
Crown Castle International Corp.	3,518,667	500,179

Utilities (7.9%)
Sempra Energy	2,903,156	439,770
Dominion Energy Inc.	4,394,740	363,972
NextEra Energy Inc.	1,239,208	300,087
Duke Energy Corp.	2,859,940	260,855
Eversource Energy	3,024,427	257,288
American Electric Power Co. Inc.	2,717,703	256,850
Exelon Corp.	5,335,078	243,226
UGI Corp.	4,295,074	193,966
Southern Co.	2,433,693	155,026
FirstEnergy Corp.	2,191,113	106,488
AES Corp.	4,978,610	99,074
Entergy Corp.	799,485	95,778
Ameren Corp.	849,199	65,219
PPL Corp.	1,701,918	61,065
Evergy Inc.	904,114	58,849
PNM Resources Inc.	1,070,374	54,279
IDACORP Inc.	487,396	52,054
Pinnacle West Capital Corp.	198,690	17,868
MDU Resources Group Inc.	320,543	9,523
NRG Energy Inc.	134,838	5,360
		3,096,597
Total Common Stocks (Cost $28,228,726)		38,295,111

			Market
			Value
		Shares	($000)
Temporary Cash Investments (2.5%)1
Money Market Fund (2.0%)
2,3 Vanguard Market Liquidity Fund, 1.816%		7,877,092	787,788

		Face
		Amount
		($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. 1.550%, 1/2/20 (Dated 12/31/19,
	Repurchase Value $61,205,000, collateralized by Federal
	Home Loan Mortgage Corp. 6.000%, 12/1/36, Federal
	National Mortgage Assn. 3.000%-4.000%, 10/1/27-9/1/47,
	and Government National Mortgage Assn. 2.500%-6.500%,
	11/20/24-4/20/49, with a value of $62,424,000)	61,200	61,200
	Nomura International plc 1.550%, 1/2/20 (Dated 12/31/19,
	Repurchase Value $25,102,000, collateralized by U.S.
	Treasury Note/Bond 1.500%-2.000%, 9/30/24-1/15/26, with
	a value of $25,602,000)	25,100	25,100
	RBS Securities, Inc. 1.550%, 1/2/20 (Dated 12/31/19,
	Repurchase Value $67,306,000, collateralized by U.S.
	Treasury Note/Bond 0.375%, 7/15/25, with a value of
	$68,646,000)	67,300	67,300
	Societe Generale 1.550%, 1/2/20 (Dated 12/31/19,
	Repurchase Value $10,501,000, collateralized by Federal
	Home Loan Mortgage Corp. 5.329%-5.971%, 2/15/20-
	11/1/30, Federal National Mortgage Assn. 4.000%, 3/1/48,
	and U.S. Treasury Note/Bond 3.000%-5.250%, 11/15/28-
	5/15/42, with a value of $10,710,000)	10,500	10,500
			164,100
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 1.544%-1.817%, 1/30/20	4,470	4,465
4	United States Treasury Bill, 1.566%-1.872%, 2/20/20	10,800	10,777
4	United States Treasury Bill, 1.527%, 4/30/20	11,300	11,243
			26,485
Total Temporary Cash Investments (Cost $978,296)			978,373
Total Investments (100.1%) (Cost $29,207,022)			39,273,484
Other Assets and Liabilities-Net (-0.1%)[3,4]			(23,881)
Net Assets (100%)			39,249,603

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,231,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $37,044,000 was received for securities on loan.
4 Securities with a value of $25,666,000 and cash of $5,396,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	4,823	779,180	10,700

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market

Equity Income Fund

while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded in the
Statement of Net Assets as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Equity Income Fund

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,869,793	1,425,318	—
Temporary Cash Investments	787,788	190,585	—
Futures Contracts—Assets[1]	1,970	—	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	37,659,492	1,615,903	—
1 Represents variation margin on the last day of the reporting period.